Intangible Assets (Tables)	12 Months Ended
Oct. 31, 2023
Intangible Assets [Abstract]
Schedule of Intangible Assets, Net	Intangible assets, net comprised of the following:
	October 31,	October 31,
	2023	2022
At Cost:
Financial software	15,033	15,068
Domain name	2,637	2,643
	17,670	17,711
Less: Accumulated Amortization	5,842	5,318
Total, net	11,828	12,393